Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Federal Statutory Tax Rate

The provision for income taxes differs from the amount that would have resulted in applying the combined federal statutory tax rate as follows:

	December 31,
	2025	2024	2023
Net loss before taxes for the period	379,154	5,090	4,871
Permanent differences	361,361	1,679	-
Expected income tax recovery at statutory income tax rates	5,003	509	(7)
Difference in tax rates, foreign exchange, and other	-	-	-
Change in deferred tax assets not recognized	-	(509)	7
Income tax recovery	5,003	-	-

Statutory income tax rate	%
Italy	24.0%
Macedonia	10.0%
Ireland - Trading income	12.5%
Ireland - Non-trading income	25.0%

Schedule of Deferred Tax Assets and Liabilities

Temporary differences that give rise to the following deferred tax assets and liabilities at are:

	December 31,
	2025	2024
Deferred tax assets/(liabilities)	5,003	509
Net operating loss carryforwards	17,792	3,411
Deferred tax assets not recognized	(5,003)	(3,920)
Deferred tax on amortization of intangible assets	(2,413)	-
Net deferred tax asset/(liabilities)	(2,413)	-

Schedule of Enacted Income Taxes	Italian companies are subject to two enacted income taxes at the following rates:
	2025	2024	2023
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	3.90%	3.90%	3.90%

Schedule of Income Tax Expenses

For the years ended December 31, 2025, 2024 and 2023, the Company’s income tax expenses are as follows:

	2025	2024	2023
Current tax expenses	500	(41)	41

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	December 31,
	2025	2024	2023
Current tax expense
(Loss) profit before tax for the year	379,154	5,049	4,911
Expected income tax expense	500	-	-
Current tax expense	500	-	-
Deferred tax expense
Origination and reversal of temporary differences	(1,607)	-	-
Recognition of previously unrecognized tax losses	(2)	-	-
Deferred tax expense (benefit)	(1,609)	-	-
Total income tax benefit	(1,109)	-	-